Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Supplemental cash flow information related to operating leases
Supplemental cash flow information related to operating leases was as follows:

	2022
	RMB	US$
Cash payments for operating leases	15,480,126	2,244,407
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	734,846
Operating ROU assets released in exchange for operating lease liabilities	2,023,201	293,337

Summary of Future minimum lease payments under non-cancelable operating leases agreements
Maturities of lease liabilities as of December 31, 2022 were as follows:

	RMB	US$
Year ending December 31,
2023	15,419,265	2,235,583
2024	15,275,454	2,214,733
2025	14,077,075	2,040,984
2026	13,859,582	2,009,451
2027	14,583,165	2,114,360
2028 and thereafter	32,700,933	4,741,189

Total lease payment	105,915,474	15,356,300

Less: imputed interest	(19,469,193)	(2,822,768)

Present value of lease liabilities	86,446,281	12,533,532

The undiscounted future minimum payments under
non-cancelable
operating leases as of December 31, 2021, prior to the adoption of ASC842 were as follows:

RMB
Year ending December 31,
2022	15,710,485
2023	14,124,342
2024	13,873,588
2025	13,459,582
2026	13,459,582
2027 and thereafter	48,629,836

Total	119,257,415